Consolidated Statement Of Comprehensive Income - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
(Loss)/Profit for the year	€ (127,661)	€ (46,540)	€ 25,439
Items that will be subsequently reclassified to the statement of profit and loss:
Foreign currency exchange differences arising from the translation of foreign operations	40,324	(36,435)	11,132
Net (loss)/gain from cash flow hedges	(6,344)	649	(1,963)
Net gain from financial instruments measured at fair value	444	287	2,463
Items that will not be subsequently reclassified to the statement of profit and loss:
Net actuarial (loss)/gain from defined benefit plans	(397)	499	(444)
Total other comprehensive income/(loss)	34,027	(35,000)	11,188
Total comprehensive (loss)/income for the year	(93,634)	(81,540)	36,627
Attributable to:
Shareholders of the Parent Company	(102,106)	(85,389)	32,864
Non-controlling interests	€ 8,472	€ 3,849	€ 3,763